Franklin Fund Allocator Series
Statement of Investments (unaudited), September 30, 2020
Franklin Conservative Allocation Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

I
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.8%
Domestic Equity 30.4%
a
Franklin Growth Fund, Class R6 ........................................ 865,109 $ 112,723,759
a
Franklin LibertyQ U.S. Equity ETF ....................................... 1,845,170 64,138,109
a
Franklin Rising Dividends Fund, Class R6 ................................. 780,264 56,342,833
a
Franklin US Core Equity (IU) Fund ...................................... 8,764,713 100,794,198
Invesco QQQ Trust Series 1 ETF ....................................... 125,900 34,980,056
368,978,955
Domestic Fixed Income 46.7%
a
Franklin Liberty Short Duration U.S. Government ETF ........................ 548,100 52,529,904
a
Franklin Liberty U.S. Core Bond ETF ..................................... 11,633,575 305,265,008
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 2,598,900 65,557,252
a
Franklin Low Duration Total Return Fund, Class R6 .......................... 6,145,480 59,058,062
iShares Core U.S. Aggregate Bond ETF .................................. 430,292 50,800,274
Schwab U.S. TIPS ETF ............................................... 539,875 33,272,496
566,482,996
Foreign Equity 9.2%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 1,541,694 16,172,367
a
Franklin FTSE Europe ETF ............................................ 503,218 11,513,628
a
Franklin FTSE Japan ETF ............................................. 233,583 6,112,867
a
Franklin International Core Equity (IU) Fund ............................... 3,568,815 37,615,308
a
Franklin International Growth Fund, Class R6 .............................. 608,294 11,770,493
a
Templeton Developing Markets Trust, Class R6 ............................. 510,602 11,085,171
a
Templeton Foreign Fund, Class R6 ...................................... 2,850,645 16,932,833
111,202,667
Foreign Fixed Income 12.5%
a
Franklin Liberty High Yield Corporate ETF ................................. 744,689 18,839,887
a
Franklin Liberty International Aggregate Bond ETF .......................... 2,455,700 62,067,818
a
Franklin Liberty Investment Grade Corporate ETF ........................... 1,963,175 52,259,719
a
Franklin Liberty Systematic Style Premia ETF .............................. 268,450 6,049,172
a
Templeton Global Total Return Fund, Class R6 ............................. 1,219,965 12,224,050
151,440,646
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$1,042,627,351) ..............................................................
1,198,105,264
a a a a
Short Term Investments 1.2%
a
Money Market Funds 1.1%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0% ...................... 13,341,261 13,341,262
Total Money Market Funds (Cost $13,341,262) ..................................
13,341,262

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Conservative Allocation Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 40 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
a a a a a
Repurchase Agreements 0.1%
c
Joint Repurchase Agreement, 0.058%, 10/01/20 (Maturity Value $911,707)
BNP Paribas Securities Corp. (Maturity Value $353,405)
Deutsche Bank Securities, Inc. (Maturity Value $204,897)
HSBC Securities (USA), Inc. (Maturity Value $353,405)
Collateralized by U.S. Government Agency Securities, 3.20% - 4.00%, 11/29/32 -
3/20/50; U.S. Government Agency Strips, 11/15/33; U.S. Treasury Bills, Discount
Notes, 12/31/20 - 2/18/21; U.S. Treasury Bonds, Index Linked, 1.75%, 1/15/28; and
U.S. Treasury Notes, 0.32% - 2.875%, 11/30/20 - 4/30/25 (valued at $930,103) .... $ 911,705 $ 911,705
Total Repurchase Agreements (Cost $911,705) ..................................
911,705
Total Short Term Investments (Cost $14,252,967 ) ................................
14,252,967
a
Total Investments (Cost $1,056,880,318) 100.0% ................................
$1,212,358,231
Other Assets, less Liabilities (0.0)%
†
...........................................
(155,573)
Net Assets 100.0% ...........................................................
$1,212,202,658
†
Rounds to less than 0.1% of net assets.
a
See Note 4 r egarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2020, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Statement of Investments (unaudited), September 30, 2020
Franklin Corefolio Allocation Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

I
See Abbreviations on page 40 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.9%
Domestic Equity 75.5%
a
Franklin Growth Fund, Class R6 ........................................ 1,648,280 $ 214,770,904
a,b
Franklin Growth Opportunities Fund, Class R6 ............................. 3,837,951 217,228,026
a
Franklin Mutual Shares Fund, Class R6 ................................... 8,913,875 199,849,088
631,848,018
Foreign Equity 24.4%
a
Templeton Growth Fund, Inc., Class R6 ................................... 9,925,728 204,668,512
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$575,557,483) ...............................................................
836,516,530
a a a a
Short Term Investments 0.0%
a
Money Market Funds 0.0%
†
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 0% ...................... 151,635 151,635
Total Money Market Funds (Cost $151,635) .....................................
151,635
Total Short Term Investments (Cost $151,635 ) ..................................
151,635
a
Total Investments (Cost $575,709,118) 99.9% ...................................
$836,668,165
Other Assets, less Liabilities 0.1% .............................................
380,875
Net Assets 100.0% ...........................................................
$837,049,040
†
Rounds to less than 0.1% of net assets.
a
See Note 4 r egarding investments in FT Underlying Funds.
b
Non -income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Statement of Investments (unaudited), September 30, 2020
Franklin Founding Funds Allocation Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 40 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
100.1%
Domestic Equity 33.4%
a
Franklin Mutual Shares Fund, Class R6 ................................... 44,670,315 $ 1,001,508,453
Domestic Hybrid 33.4%
a
Franklin Income Fund, Class R6 ........................................ 484,681,407 1,003,290,512
Foreign Equity 33.3%
a
Templeton Growth Fund, Inc., Class R6 ................................... 48,525,326 1,000,592,213
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$3,469,112,554) ..............................................................
3,005,391,178
a a a a
a
Total Investments (Cost $3,469,112,554) 100.1% .................................
$3,005,391,178
Other Assets, less Liabilities (0.1)% ...........................................
(2,036,572)
Net Assets 100.0% ...........................................................
$3,003,354,606
a
See Note 4 r egarding investments in FT Underlying Funds.

Franklin Fund Allocator Series
Statement of Investments (unaudited), September 30, 2020
Franklin Growth Allocation Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.3%
Domestic Equity 58.6%
a
Franklin Growth Fund, Class R6 ........................................ 1,713,968 $ 223,330,029
a
Franklin LibertyQ U.S. Equity ETF ....................................... 3,649,614 126,860,583
a
Franklin Rising Dividends Fund, Class R6 ................................. 1,547,134 111,718,541
a
Franklin US Core Equity (IU) Fund ...................................... 17,924,389 206,130,477
Invesco QQQ Trust Series 1 ETF ....................................... 262,075 72,814,918
740,854,548
Domestic Fixed Income 14.6%
a
Franklin Liberty Short Duration U.S. Government ETF ........................ 174,000 16,676,160
a
Franklin Liberty U.S. Core Bond ETF ..................................... 3,926,075 103,020,208
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 828,900 20,909,002
a
Franklin Low Duration Total Return Fund, Class R6 .......................... 1,960,630 18,841,650
iShares Core U.S. Aggregate Bond ETF .................................. 119,394 14,095,656
Schwab U.S. TIPS ETF ............................................... 169,325 10,435,500
183,978,176
Foreign Equity 21.3%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 4,148,567 43,518,468
a
Franklin FTSE Europe ETF ............................................ 1,188,362 27,189,723
a
Franklin FTSE Japan ETF ............................................. 551,582 14,434,901
a
Franklin International Core Equity (IU) Fund ............................... 8,361,953 88,134,983
a
Franklin International Growth Fund, Class R6 .............................. 1,436,653 27,799,241
a
Templeton Developing Markets Trust, Class R6 ............................. 1,338,529 29,059,475
a
Templeton Foreign Fund, Class R6 ...................................... 6,569,170 39,020,871
269,157,662
Foreign Fixed Income 4.8%
a
Franklin Liberty High Yield Corporate ETF ................................. 242,035 6,123,243
a
Franklin Liberty International Aggregate Bond ETF .......................... 744,475 18,816,606
a
Franklin Liberty Investment Grade Corporate ETF ........................... 623,225 16,590,250
a
Franklin Liberty Systematic Style Premia ETF .............................. 286,300 6,451,398
a
Templeton Global Total Return Fund, Class R6 ............................. 1,301,482 13,040,854
61,022,351
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$968,817,091) ...............................................................
1,255,012,737
a a a a
Short Term Investments 0.7%
a
Money Market Funds 0.6%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0% ...................... 7,977,571 7,977,571
Total Money Market Funds (Cost $7,977,571) ...................................
7,977,571

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Growth Allocation Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 40 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
a a a a a
Repurchase Agreements 0.1%
c
Joint Repurchase Agreement, 0.058%, 10/01/20 (Maturity Value $839,780)
BNP Paribas Securities Corp. (Maturity Value $325,524)
Deutsche Bank Securities, Inc. (Maturity Value $188,733)
HSBC Securities (USA), Inc. (Maturity Value $325,524)
Collateralized by U.S. Government Agency Securities, 3.20% - 4.00%, 11/29/32 -
3/20/50; U.S. Government Agency Strips, 11/15/33; U.S. Treasury Bills, Discount
Notes, 12/31/20 - 2/18/21; U.S. Treasury Bonds, Index Linked, 1.75%, 1/15/28; and
U.S. Treasury Notes, 0.32% - 2.875%, 11/30/20 - 4/30/25 (valued at $856,725) .... $ 839,779 $ 839,779
Total Repurchase Agreements (Cost $839,779) ..................................
839,779
Total Short Term Investments (Cost $8,817,350 ) .................................
8,817,350
a
Total Investments (Cost $977,634,441) 100.0% ..................................
$1,263,830,087
Other Assets, less Liabilities (0.0)%
†
...........................................
(130,900)
Net Assets 100.0% ...........................................................
$1,263,699,187
†
Rounds to less than 0.1% of net assets.
a
See Note 4 r egarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2020, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Statement of Investments (unaudited), September 30, 2020
Franklin LifeSmart™ Retirement Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
89.6%
Domestic Equity 11.4%
a
Franklin LibertyQ U.S. Equity ETF ....................................... 92,917 $ 3,229,795
a
Franklin US Core Equity (IU) Fund ...................................... 246,731 2,837,408
6,067,203
Domestic Fixed Income 40.8%
a
Franklin Liberty U.S. Core Bond ETF ..................................... 438,161 11,497,345
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 116,900 2,948,802
a
Franklin US Government Securities Fund, Class R6 ......................... 655,886 4,014,022
iShares Core U.S. Aggregate Bond ETF .................................. 12,992 1,533,835
Schwab U.S. TIPS ETF ............................................... 26,200 1,614,706
21,608,710
Domestic Hybrid 20.1%
a
Franklin Income Fund, Class R6 ........................................ 5,162,192 10,685,738
Foreign Equity 3.8%
a
Franklin International Growth Fund, Class R6 .............................. 71,534 1,384,179
a
Templeton Developing Markets Trust, Class R6 ............................. 9,906 215,061
a
Templeton Foreign Fund, Class R6 ...................................... 71,357 423,859
2,023,099
Foreign Fixed Income 13.5%
a
Franklin Liberty High Yield Corporate ETF ................................. 41,375 1,046,746
a
Franklin Liberty International Aggregate Bond ETF .......................... 42,475 1,073,556
a
Franklin Liberty Investment Grade Corporate ETF ........................... 179,800 4,786,276
iShares J.P. Morgan USD Emerging Markets Bond ETF ....................... 2,350 260,591
7,167,169
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$46,538,254) ................................................................
47,551,919
Units
a a a a
Index-Linked Notes 9.2%
Capital Markets 9.2%
b,c
Credit Suisse AG, Senior Unsecured Note, 144A, 11.06%, 2/08/21 .............. 800 2,371,368
b,c
UBS AG, Senior Unsecured Note, 144A, 0%, 5/07/21 ........................ 2,500 2,475,225
4,846,593
Total Index-Linked Notes (Cost $4,911,880) .....................................
4,846,593
Total Long Term Investments (Cost $51,450,134) ................................
52,398,512
a
a a a a

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin LifeSmart™ Retirement Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 40 .
Short Term Investments 2.2%
a a
Shares
a
Value
a
Money Market Funds 2.2%
a,d
Institutional Fiduciary Trust - Money Market Portfolio, 0% ...................... 1,161,575 $ 1,161,575
Total Money Market Funds (Cost $1,161,575) ...................................
1,161,575
Total Short Term Investments (Cost $1,161,575 ) .................................
1,161,575
a
Total Investments (Cost $52,611,709) 101.0% ...................................
$53,560,087
Other Assets, less Liabilities (1.0)% ...........................................
(508,808)
Net Assets 100.0% ...........................................................
$53,051,279
a
See Note 4 r egarding investments in FT Underlying Funds.
b
Security pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $4,846,593, representing 9.1% of net assets.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Statement of Investments (unaudited), September 30, 2020
Franklin LifeSmart™ 2020 Retirement Target Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.9%
Domestic Equity 35.1%
a
Franklin Growth Fund, Class R6 ........................................ 34,602 $ 4,508,676
a
Franklin LibertyQ U.S. Equity ETF ....................................... 71,812 2,496,185
a
Franklin Rising Dividends Fund, Class R6 ................................. 30,571 2,207,511
a
Franklin US Core Equity (IU) Fund ...................................... 355,406 4,087,166
Invesco QQQ Trust Series 1 ETF ....................................... 5,125 1,423,930
14,723,468
Domestic Fixed Income 39.8%
a
Franklin Liberty Short Duration U.S. Government ETF ........................ 15,750 1,509,480
a
Franklin Liberty U.S. Core Bond ETF ..................................... 354,544 9,303,235
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 75,100 1,894,398
a
Franklin Low Duration Total Return Fund, Class R6 .......................... 174,818 1,680,005
iShares Core U.S. Aggregate Bond ETF .................................. 11,208 1,323,216
Schwab U.S. TIPS ETF ............................................... 15,325 944,480
16,654,814
Foreign Equity 14.0%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 84,171 882,957
a
Franklin FTSE Europe ETF ............................................ 26,597 608,539
a
Franklin FTSE Japan ETF ............................................. 12,044 315,191
a
Franklin International Core Equity (IU) Fund ............................... 188,162 1,983,231
a
Franklin International Growth Fund, Class R6 .............................. 32,381 626,571
a
Templeton Developing Markets Trust, Class R6 ............................. 27,022 586,646
a
Templeton Foreign Fund, Class R6 ...................................... 146,523 870,345
5,873,480
Foreign Fixed Income 10.0%
a
Franklin Liberty High Yield Corporate ETF ................................. 21,929 554,782
a
Franklin Liberty International Aggregate Bond ETF .......................... 60,225 1,522,187
a
Franklin Liberty Investment Grade Corporate ETF ........................... 56,450 1,502,699
a
Franklin Liberty Systematic Style Premia ETF .............................. 9,225 207,873
a
Templeton Global Total Return Fund, Class R6 ............................. 42,009 420,932
4,208,473
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$37,367,326) ................................................................
41,460,235
a a a a
Short Term Investments 1.0%
a
Money Market Funds 1.0%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0% ...................... 403,594 403,594
Total Money Market Funds (Cost $403,594) .....................................
403,594
Total Short Term Investments (Cost $403,594 ) ..................................
403,594
a
Total Investments (Cost $37,770,920) 99.9% ....................................
$41,863,829
Other Assets, less Liabilities 0.1% .............................................
74,773
Net Assets 100.0% ...........................................................
$41,938,602

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 40 .
a
See Note 4 r egarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Statement of Investments (unaudited), September 30, 2020
Franklin LifeSmart™ 2025 Retirement Target Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.8%
Domestic Equity 41.2%
a
Franklin Growth Fund, Class R6 ........................................ 124,898 $ 16,274,169
a
Franklin LibertyQ U.S. Equity ETF ....................................... 266,721 9,271,222
a
Franklin Rising Dividends Fund, Class R6 ................................. 113,082 8,165,636
a
Franklin US Core Equity (IU) Fund ...................................... 1,275,650 14,669,976
Invesco QQQ Trust Series 1 ETF ....................................... 18,850 5,237,284
53,618,287
Domestic Fixed Income 32.0%
a
Franklin Liberty Short Duration U.S. Government ETF ........................ 38,900 3,728,176
a
Franklin Liberty U.S. Core Bond ETF ..................................... 886,301 23,256,538
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 185,375 4,676,084
a
Franklin Low Duration Total Return Fund, Class R6 .......................... 438,556 4,214,521
iShares Core U.S. Aggregate Bond ETF .................................. 27,660 3,265,540
Schwab U.S. TIPS ETF ............................................... 37,500 2,311,125
41,451,984
Foreign Equity 17.4%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 361,943 3,796,786
a
Franklin FTSE Europe ETF ............................................ 95,796 2,191,812
a
Franklin FTSE Japan ETF ............................................. 44,455 1,163,387
a
Franklin International Core Equity (IU) Fund ............................... 688,011 7,251,640
a
Franklin International Growth Fund, Class R6 .............................. 118,577 2,294,471
a
Templeton Developing Markets Trust, Class R6 ............................. 121,271 2,632,791
a
Templeton Foreign Fund, Class R6 ...................................... 544,145 3,232,221
22,563,108
Foreign Fixed Income 8.2%
a
Franklin Liberty High Yield Corporate ETF ................................. 54,126 1,369,334
a
Franklin Liberty International Aggregate Bond ETF .......................... 139,875 3,535,341
a
Franklin Liberty Investment Grade Corporate ETF ........................... 139,375 3,710,163
a
Franklin Liberty Systematic Style Premia ETF .............................. 28,600 644,464
a
Templeton Global Total Return Fund, Class R6 ............................. 130,055 1,303,151
10,562,453
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$109,536,167) ...............................................................
128,195,832
a a a a
Short Term Investments 1.4%
a
Money Market Funds 1.2%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0% ...................... 1,557,413 1,557,413
Total Money Market Funds (Cost $1,557,413) ...................................
1,557,413

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 40 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
a a a a a
Repurchase Agreements 0.2%
c
Joint Repurchase Agreement, 0.058%, 10/01/20 (Maturity Value $298,063)
BNP Paribas Securities Corp. (Maturity Value $115,538)
Deutsche Bank Securities, Inc. (Maturity Value $66,986)
HSBC Securities (USA), Inc. (Maturity Value $115,538)
Collateralized by U.S. Government Agency Securities, 3.20% - 4.00%, 11/29/32 -
3/20/50; U.S. Government Agency Strips, 11/15/33; U.S. Treasury Bills, Discount
Notes, 12/31/20 - 2/18/21; U.S. Treasury Bonds, Index Linked, 1.75%, 1/15/28; and
U.S. Treasury Notes, 0.32% - 2.875%, 11/30/20 - 4/30/25 (valued at $304,077) .... $ 298,062 $ 298,062
Total Repurchase Agreements (Cost $298,062) ..................................
298,062
Total Short Term Investments (Cost $1,855,475 ) .................................
1,855,475
a
Total Investments (Cost $111,391,642) 100.2% ..................................
$130,051,307
Other Assets, less Liabilities (0.2)% ...........................................
(329,851)
Net Assets 100.0% ...........................................................
$129,721,456
a
See Note 4 r egarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2020, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Statement of Investments (unaudited), September 30, 2020
Franklin LifeSmart™ 2030 Retirement Target Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Domestic Equity 49.3%
a
Franklin Growth Fund, Class R6 ........................................ 73,080 $ 9,522,339
a
Franklin LibertyQ U.S. Equity ETF ....................................... 153,553 5,337,502
a
Franklin Rising Dividends Fund, Class R6 ................................. 65,112 4,701,748
a
Franklin US Core Equity (IU) Fund ...................................... 759,710 8,736,663
Invesco QQQ Trust Series 1 ETF ....................................... 11,051 3,070,410
31,368,662
Domestic Fixed Income 22.6%
a
Franklin Liberty Short Duration U.S. Government ETF ........................ 13,481 1,292,019
a
Franklin Liberty U.S. Core Bond ETF ..................................... 306,702 8,047,861
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 63,791 1,609,128
a
Franklin Low Duration Total Return Fund, Class R6 .......................... 151,143 1,452,488
iShares Core U.S. Aggregate Bond ETF .................................. 9,561 1,128,772
Schwab U.S. TIPS ETF ............................................... 13,151 810,496
14,340,764
Foreign Equity 21.1%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 234,048 2,455,169
a
Franklin FTSE Europe ETF ............................................ 56,256 1,287,137
a
Franklin FTSE Japan ETF ............................................. 24,569 642,971
a
Franklin International Core Equity (IU) Fund ............................... 396,985 4,184,224
a
Franklin International Growth Fund, Class R6 .............................. 68,036 1,316,490
a
Templeton Developing Markets Trust, Class R6 ............................. 76,691 1,664,961
a
Templeton Foreign Fund, Class R6 ...................................... 311,011 1,847,406
13,398,358
Foreign Fixed Income 6.1%
a
Franklin Liberty High Yield Corporate ETF ................................. 19,661 497,404
a
Franklin Liberty International Aggregate Bond ETF .......................... 44,458 1,123,676
a
Franklin Liberty Investment Grade Corporate ETF ........................... 48,394 1,288,248
a
Franklin Liberty Systematic Style Premia ETF .............................. 14,475 326,175
a
Templeton Global Total Return Fund, Class R6 ............................. 62,502 626,271
3,861,774
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$54,732,915) ................................................................
62,969,558
a a a a
Short Term Investments 0.8%
a
Money Market Funds 0.3%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0% ...................... 217,063 217,063
Total Money Market Funds (Cost $217,063) .....................................
217,063

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 40 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
a a a a a
Repurchase Agreements 0.5%
c
Joint Repurchase Agreement, 0.058%, 10/01/20 (Maturity Value $303,458)
BNP Paribas Securities Corp. (Maturity Value $117,629)
Deutsche Bank Securities, Inc. (Maturity Value $68,200)
HSBC Securities (USA), Inc. (Maturity Value $117,629)
Collateralized by U.S. Government Agency Securities, 3.20% - 4.00%, 11/29/32 -
3/20/50; U.S. Government Agency Strips, 11/15/33; U.S. Treasury Bills, Discount
Notes, 12/31/20 - 2/18/21; U.S. Treasury Bonds, Index Linked, 1.75%, 1/15/28; and
U.S. Treasury Notes, 0.32% - 2.875%, 11/30/20 - 4/30/25 (valued at $309,581) .... $ 303,457 $ 303,457
Total Repurchase Agreements (Cost $303,457) ..................................
303,457
Total Short Term Investments (Cost $520,520 ) ..................................
520,520
a
Total Investments (Cost $55,253,435) 99.9% ....................................
$63,490,078
Other Assets, less Liabilities 0.1% .............................................
27,905
Net Assets 100.0% ...........................................................
$63,517,983
a
See Note 4 r egarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2020, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Statement of Investments (unaudited), September 30, 2020
Franklin LifeSmart™ 2035 Retirement Target Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Domestic Equity 53.2%
a
Franklin Growth Fund, Class R6 ........................................ 160,580 $ 20,923,610
a
Franklin LibertyQ U.S. Equity ETF ....................................... 342,501 11,905,335
a
Franklin Rising Dividends Fund, Class R6 ................................. 145,010 10,471,193
a
Franklin US Core Equity (IU) Fund ...................................... 1,671,210 19,218,918
Invesco QQQ Trust Series 1 ETF ....................................... 24,525 6,814,026
69,333,082
Domestic Fixed Income 16.4%
a
Franklin Liberty Short Duration U.S. Government ETF ........................ 20,100 1,926,384
a
Franklin Liberty U.S. Core Bond ETF ..................................... 453,315 11,894,986
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 95,825 2,417,186
a
Franklin Low Duration Total Return Fund, Class R6 .......................... 226,686 2,178,457
iShares Core U.S. Aggregate Bond ETF .................................. 13,812 1,630,645
Schwab U.S. TIPS ETF ............................................... 18,900 1,164,807
21,212,465
Foreign Equity 24.5%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 621,065 6,514,976
a
Franklin FTSE Europe ETF ............................................ 126,032 2,883,612
a
Franklin FTSE Japan ETF ............................................. 58,492 1,530,736
a
Franklin International Core Equity (IU) Fund ............................... 887,310 9,352,249
a
Franklin International Growth Fund, Class R6 .............................. 152,397 2,948,880
a
Templeton Developing Markets Trust, Class R6 ............................. 203,622 4,420,624
a
Templeton Foreign Fund, Class R6 ...................................... 696,698 4,138,384
31,789,461
Foreign Fixed Income 5.0%
a
Franklin Liberty High Yield Corporate ETF ................................. 27,977 707,790
a
Franklin Liberty International Aggregate Bond ETF .......................... 79,875 2,018,841
a
Franklin Liberty Investment Grade Corporate ETF ........................... 72,025 1,917,305
a
Franklin Liberty Systematic Style Premia ETF .............................. 29,400 662,491
a
Templeton Global Total Return Fund, Class R6 ............................. 133,716 1,339,834
6,646,261
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$106,028,719) ...............................................................
128,981,269
a a a a
Short Term Investments 1.0%
a
Money Market Funds 1.0%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0% ...................... 1,316,119 1,316,119
Total Money Market Funds (Cost $1,316,119) ...................................
1,316,119

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 40 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
a a a a a
Repurchase Agreements 0.0%
†
c
Joint Repurchase Agreement, 0.058%, 10/01/20 (Maturity Value $21,486)
BNP Paribas Securities Corp. (Maturity Value $8,329)
Deutsche Bank Securities, Inc. (Maturity Value $4,828)
HSBC Securities (USA), Inc. (Maturity Value $8,329)
Collateralized by U.S. Government Agency Securities, 3.20% - 4.00%, 11/29/32 -
3/20/50; U.S. Government Agency Strips, 11/15/33; U.S. Treasury Bills, Discount
Notes, 12/31/20 - 2/18/21; U.S. Treasury Bonds, Index Linked, 1.75%, 1/15/28; and
U.S. Treasury Notes, 0.32% - 2.875%, 11/30/20 - 4/30/25 (valued at $21,920) .... $ 21,486 $ 21,486
Total Repurchase Agreements (Cost $21,486) ...................................
21,486
Total Short Term Investments (Cost $1,337,605 ) .................................
1,337,605
a
Total Investments (Cost $107,366,324) 100.1% ..................................
$130,318,874
Other Assets, less Liabilities (0.1)% ...........................................
(212,441)
Net Assets 100.0% ...........................................................
$130,106,433
†
Rounds to less than 0.1% of net assets.
a
See Note 4 r egarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2020, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Statement of Investments (unaudited), September 30, 2020
Franklin LifeSmart™ 2040 Retirement Target Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.9%
Domestic Equity 59.4%
a
Franklin Growth Fund, Class R6 ........................................ 73,281 $ 9,548,558
a
Franklin LibertyQ U.S. Equity ETF ....................................... 154,898 5,384,254
a
Franklin Rising Dividends Fund, Class R6 ................................. 65,312 4,716,199
a
Franklin US Core Equity (IU) Fund ...................................... 760,276 8,743,173
Invesco QQQ Trust Series 1 ETF ....................................... 10,900 3,028,456
31,420,640
Domestic Fixed Income 10.4%
a
Franklin Liberty Short Duration U.S. Government ETF ........................ 5,125 491,180
a
Franklin Liberty U.S. Core Bond ETF ..................................... 117,523 3,083,804
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 24,500 618,012
a
Franklin Low Duration Total Return Fund, Class R6 .......................... 58,005 557,431
iShares Core U.S. Aggregate Bond ETF .................................. 3,653 431,273
Schwab U.S. TIPS ETF ............................................... 5,000 308,150
5,489,850
Foreign Equity 27.3%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 271,923 2,852,475
a
Franklin FTSE Europe ETF ............................................ 58,352 1,335,094
a
Franklin FTSE Japan ETF ............................................. 27,096 709,102
a
Franklin International Core Equity (IU) Fund ............................... 416,308 4,387,890
a
Franklin International Growth Fund, Class R6 .............................. 71,670 1,386,818
a
Templeton Developing Markets Trust, Class R6 ............................. 86,381 1,875,339
a
Templeton Foreign Fund, Class R6 ...................................... 322,681 1,916,728
14,463,446
Foreign Fixed Income 1.8%
a
Franklin Liberty High Yield Corporate ETF ................................. 7,155 181,014
a
Franklin Liberty Investment Grade Corporate ETF ........................... 18,425 490,474
a
Franklin Liberty Systematic Style Premia ETF .............................. 11,775 265,334
936,822
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$44,282,157) ................................................................
52,310,758
a a a a
Short Term Investments 1.0%
a
Money Market Funds 1.0%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0% ...................... 531,686 531,686
Total Money Market Funds (Cost $531,686) .....................................
531,686
Total Short Term Investments (Cost $531,686 ) ..................................
531,686
a
Total Investments (Cost $44,813,843) 99.9% ....................................
$52,842,444
Other Assets, less Liabilities 0.1% .............................................
58,697
Net Assets 100.0% ...........................................................
$52,901,141

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 40 .
a
See Note 4 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Statement of Investments (unaudited), September 30, 2020
Franklin LifeSmart™ 2045 Retirement Target Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 40 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.9%
Domestic Equity 64.0%
a
Franklin Growth Fund, Class R6 ........................................ 133,829 $ 17,437,879
a
Franklin LibertyQ U.S. Equity ETF ....................................... 285,942 9,939,344
a
Franklin Rising Dividends Fund, Class R6 ................................. 121,239 8,754,663
a
Franklin US Core Equity (IU) Fund ...................................... 1,405,561 16,163,956
Invesco QQQ Trust Series 1 ETF ....................................... 20,525 5,702,666
57,998,508
Domestic Fixed Income 5.4%
a
Franklin Liberty U.S. Core Bond ETF ..................................... 93,471 2,452,679
iShares Core U.S. Aggregate Bond ETF .................................. 20,827 2,458,836
4,911,515
Foreign Equity 29.0%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 508,852 5,337,861
a
Franklin FTSE Europe ETF ............................................ 104,754 2,396,771
a
Franklin FTSE Japan ETF ............................................. 48,618 1,272,333
a
Franklin International Core Equity (IU) Fund ............................... 733,723 7,733,437
a
Franklin International Growth Fund, Class R6 .............................. 126,670 2,451,057
a
Templeton Developing Markets Trust, Class R6 ............................. 167,688 3,640,507
a
Templeton Foreign Fund, Class R6 ...................................... 579,088 3,439,781
26,271,747
Foreign Fixed Income 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 20,575 463,631
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$71,650,779) ................................................................
89,645,401
a a a a
Short Term Investments 1.0%
a
Money Market Funds 1.0%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0% ...................... 883,929 883,929
Total Money Market Funds (Cost $883,929) .....................................
883,929
Total Short Term Investments (Cost $883,929 ) ..................................
883,929
a
Total Investments (Cost $72,534,708) 99.9% ....................................
$90,529,330
Other Assets, less Liabilities 0.1% .............................................
87,248
Net Assets 100.0% ...........................................................
$90,616,578
a
See Note 4 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Statement of Investments (unaudited), September 30, 2020
Franklin LifeSmart™ 2050 Retirement Target Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.9%
Domestic Equity 64.7%
a
Franklin Growth Fund, Class R6 ........................................ 70,608 $ 9,200,270
a
Franklin LibertyQ U.S. Equity ETF ....................................... 149,717 5,204,163
a
Franklin Rising Dividends Fund, Class R6 ................................. 63,129 4,558,568
a
Franklin US Core Equity (IU) Fund ...................................... 730,246 8,397,830
Invesco QQQ Trust Series 1 ETF ....................................... 10,875 3,021,510
30,382,341
Domestic Fixed Income 3.6%
a
Franklin Liberty U.S. Core Bond ETF ..................................... 32,293 847,368
iShares Core U.S. Aggregate Bond ETF .................................. 7,171 846,608
1,693,976
Foreign Equity 30.1%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 259,310 2,720,157
a
Franklin FTSE Europe ETF ............................................ 58,400 1,336,192
a
Franklin FTSE Japan ETF ............................................. 27,089 708,919
a
Franklin International Core Equity (IU) Fund ............................... 403,393 4,251,764
a
Franklin International Growth Fund, Class R6 .............................. 70,616 1,366,412
a
Templeton Developing Markets Trust, Class R6 ............................. 87,590 1,901,582
a
Templeton Foreign Fund, Class R6 ...................................... 322,821 1,917,558
14,202,584
Foreign Fixed Income 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 10,625 239,421
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$38,949,574) ................................................................
46,518,322
a a a a
Short Term Investments 1.0%
a
Money Market Funds 1.0%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0% ...................... 467,356 467,356
Total Money Market Funds (Cost $467,356) .....................................
467,356
Principal
Amount
a a a a
Repurchase Agreements 0.0%
†
c
Joint Repurchase Agreement, 0.058%, 10/01/20 (Maturity Value $24,316)
BNP Paribas Securities Corp. (Maturity Value $9,426)
Deutsche Bank Securities, Inc. (Maturity Value $5,464)
HSBC Securities (USA), Inc. (Maturity Value $9,426)
Collateralized by U.S. Government Agency Securities, 3.20% - 4.00%, 11/29/32 -
3/20/50; U.S. Government Agency Strips, 11/15/33; U.S. Treasury Bills, Discount
Notes, 12/31/20 - 2/18/21; U.S. Treasury Bonds, Index Linked, 1.75%, 1/15/28; and
U.S. Treasury Notes, 0.32% - 2.875%, 11/30/20 - 4/30/25 (valued at $24,807) .... $ 24,316 24,316
Total Repurchase Agreements (Cost $24,316) ...................................
24,316
Total Short Term Investments (Cost $491,672 ) ..................................
491,672
a
Total Investments (Cost $39,441,246) 99.9% ....................................
$47,009,994
Other Assets, less Liabilities 0.1% .............................................
36,103
Net Assets 100.0% ...........................................................
$47,046,097

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 40 .
†
Rounds to less than 0.1% of net assets.
a
See Note 4 r egarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2020, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Statement of Investments (unaudited), September 30, 2020
Franklin LifeSmart™ 2055 Retirement Target Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

I
See Abbreviations on page 40 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.7%
Domestic Equity 64.7%
a
Franklin Growth Fund, Class R6 ........................................ 37,881 $ 4,935,843
a
Franklin LibertyQ U.S. Equity ETF ....................................... 80,325 2,792,097
a
Franklin Rising Dividends Fund, Class R6 ................................. 33,987 2,454,169
a
Franklin US Core Equity (IU) Fund ...................................... 396,058 4,554,665
Invesco QQQ Trust Series 1 ETF ....................................... 5,950 1,653,148
16,389,922
Domestic Fixed Income 3.6%
a
Franklin Liberty U.S. Core Bond ETF ..................................... 17,141 449,780
iShares Core U.S. Aggregate Bond ETF .................................. 3,797 448,274
898,054
Foreign Equity 29.9%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 138,269 1,450,443
a
Franklin FTSE Europe ETF ............................................ 31,008 709,463
a
Franklin FTSE Japan ETF ............................................. 14,400 376,848
a
Franklin International Core Equity (IU) Fund ............................... 215,084 2,266,989
a
Franklin International Growth Fund, Class R6 .............................. 37,737 730,213
a
Templeton Developing Markets Trust, Class R6 ............................. 47,070 1,021,881
a
Templeton Foreign Fund, Class R6 ...................................... 173,164 1,028,592
7,584,429
Foreign Fixed Income 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 5,650 127,316
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$21,618,115) ................................................................
24,999,721
a a a a
Short Term Investments 1.3%
a
Money Market Funds 1.3%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0% ...................... 338,911 338,911
Total Money Market Funds (Cost $338,911) .....................................
338,911
Total Short Term Investments (Cost $338,911 ) ..................................
338,911
a
Total Investments (Cost $21,957,026) 100.0% ...................................
$25,338,632
Other Assets, less Liabilities (0.0)%
†
...........................................
(7,296)
Net Assets 100.0% ...........................................................
$25,331,336
†
Rounds to less than 0.1% of net assets.
a
See Note 4 r egarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Statement of Investments (unaudited), September 30, 2020
Franklin Moderate Allocation Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

I
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.3%
Domestic Equity 45.1%
a
Franklin Growth Fund, Class R6 ........................................ 1,961,540 $ 255,588,708
a
Franklin LibertyQ U.S. Equity ETF ....................................... 4,178,780 145,254,393
a
Franklin Rising Dividends Fund, Class R6 ................................. 1,776,856 128,306,745
a
Franklin US Core Equity (IU) Fund ...................................... 20,321,370 233,695,755
Invesco QQQ Trust Series 1 ETF ....................................... 297,050 82,532,372
845,377,973
Domestic Fixed Income 30.9%
a
Franklin Liberty Short Duration U.S. Government ETF ........................ 548,100 52,529,904
a
Franklin Liberty U.S. Core Bond ETF ..................................... 12,307,198 322,940,875
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 2,611,075 65,864,367
a
Franklin Low Duration Total Return Fund, Class R6 .......................... 6,175,964 59,351,018
iShares Core U.S. Aggregate Bond ETF .................................. 380,143 44,879,683
Schwab U.S. TIPS ETF ............................................... 533,425 32,874,983
578,440,830
Foreign Equity 14.7%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 4,078,504 42,783,509
a
Franklin FTSE Europe ETF ............................................ 1,241,021 28,394,560
a
Franklin FTSE Japan ETF ............................................. 576,049 15,075,202
a
Franklin International Core Equity (IU) Fund ............................... 8,712,070 91,825,218
a
Franklin International Growth Fund, Class R6 .............................. 1,500,192 29,028,717
a
Templeton Developing Markets Trust, Class R6 ............................. 1,284,741 27,891,731
a
Templeton Foreign Fund, Class R6 ...................................... 6,859,077 40,742,920
275,741,857
Foreign Fixed Income 8.6%
a
Franklin Liberty High Yield Corporate ETF ................................. 762,426 19,288,615
a
Franklin Liberty International Aggregate Bond ETF .......................... 2,433,575 61,508,608
a
Franklin Liberty Investment Grade Corporate ETF ........................... 1,963,200 52,260,384
a
Franklin Liberty Systematic Style Premia ETF .............................. 421,300 9,493,448
a
Templeton Global Total Return Fund, Class R6 ............................. 1,914,599 19,184,285
161,735,340
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$1,521,009,159) ..............................................................
1,861,296,000
a a a a
Short Term Investments 0.8%
a
Money Market Funds 0.7%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0% ...................... 12,751,909 12,751,909
Total Money Market Funds (Cost $12,751,909) ..................................
12,751,909

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Moderate Allocation Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 40 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
a a a a a
Repurchase Agreements 0.1%
c
Joint Repurchase Agreement, 0.058%, 10/01/20 (Maturity Value $1,742,133)
BNP Paribas Securities Corp. (Maturity Value $675,303)
Deutsche Bank Securities, Inc. (Maturity Value $391,527)
HSBC Securities (USA), Inc. (Maturity Value $675,303)
Collateralized by U.S. Government Agency Securities, 3.20% - 4.00%, 11/29/32 -
3/20/50; U.S. Government Agency Strips, 11/15/33; U.S. Treasury Bills, Discount
Notes, 12/31/20 - 2/18/21; U.S. Treasury Bonds, Index Linked, 1.75%, 1/15/28; and
U.S. Treasury Notes, 0.32% - 2.875%, 11/30/20 - 4/30/25 (valued at $1,777,285) .. $ 1,742,130 $ 1,742,130
Total Repurchase Agreements (Cost $1,742,130) ................................
1,742,130
Total Short Term Inves tments (Cost $14,494,039 ) ................................
14,494,039
a
Total Investments (Cost $1,535,503,198) 100.1% ................................
$1,875,790,039
Other Assets, less Liabilities (0.1)% ...........................................
(1,589,285)
Net Assets 100.0% ...........................................................
$1,874,200,754
a
See Note regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2020, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series

Quarterly Statement of Investments
Notes to Statements of Investments (unaudited)
1. Organization
Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-five separate funds, fourteen of which are included in this report
(Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S.
GAAP). Certain or all Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).
The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the underlying
Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC)
website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the
NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in repurchase agreements are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
4. Investments in FT Underlying Funds
The Funds, which are managed by Franklin Advisers, Inc. (Advisers) and/or administered by Franklin Templeton Services,
LLC (FT Services), invest in FT Underlying Funds which are managed by Advisers or an affiliate of Advisers or FT Services.
The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies.
Investments in FT Underlying Funds for the nine months ended September 30, 2020, were as follows:
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Franklin Conservative Allocation Fund
Controlled Affiliates
Dividends
Franklin Liberty International
Aggregate Bond ETF ........ $— $62,307,221 $— $ — $ (239,403) $ 62,067,818 2,455,700 $ 261,234
Non-Controlled Affiliates
Dividends
Franklin Emerging Market Core
Equity (IU) Fund ........... $26,164,081 $1,759,605 $(9,774,306) $ (1,219,038) $ (757,975) $ 16,172,367 1,541,694 $ 318,768
Franklin FTSE Europe ETF .... $9,768,089 $4,767,590 $(1,883,451) (378,299) (760,301) 11,513,628 503,218 102,676
Franklin FTSE Japan ETF ..... $4,888,926 $2,060,957 $(797,211) (205,540) 165,735 6,112,867 233,583 49,774
Franklin Growth Fund, Class R6 . $100,953,428 $22,333,098 $(28,479,696) 3,791,045 14,125,884 112,723,759 865,109 —
Franklin International Core Equity
(IU) Fund ................ $44,157,780 $4,084,976 $(8,530,847) (81,215) (2,015,386) 37,615,308 3,568,815 451,328
Franklin International Growth Fund,
Class R6 ................ $18,620,806 $1,243,384 $(9,988,283) 1,143,306 751,280 11,770,493 608,294 —
Franklin Liberty High Yield
Corporate ETF ............ $18,669,307 $2,197,912 $(1,412,052) (87,557) (527,723) 18,839,887 744,689 847,075
Franklin Liberty Investment Grade
Corporate ETF ............ $60,127,611 $23,703,410 $(32,225,453) (67,717) 721,868 52,259,719 1,963,175 1,244,555
Franklin Liberty Short Duration U.S.
Government ETF ........... $— $52,463,243 $— — 66,661 52,529,904 548,100 247,565
Franklin Liberty Systematic Style
Premia ETF .............. $— $6,767,775 $— — (718,603) 6,049,172 268,450 12,330
Franklin Liberty U.S. Core Bond
ETF .................... $297,650,265 $10,548,141 $(16,201,480) 142,378 13,125,704 305,265,008 11,633,575 5,714,578
Franklin Liberty U.S. Treasury Bond
ETF .................... $— $65,749,817 $— — (192,564) 65,557,252 2,598,900 295,314
Franklin LibertyQ U.S. Equity ETF $95,440,054 $22,979,738 $(50,987,296) 244,105 (3,538,492) 64,138,109 1,845,170 1,184,781
Franklin Low Duration Total Return
Fund, Class R6 ............ $175,003,128 $3,498,145 $(113,246,953) (6,355,779) 159,521 59,058,062 6,145,480 2,295,759
Franklin Rising Dividends Fund,
Class R6 ................ $50,520,703 $12,149,676 $(9,480,679) 363,729 2,789,404 56,342,833 780,264 375,699
Franklin US Core Equity (IU) Fund $85,739,586 $18,720,516 $(12,638,864) 858,570 8,114,390 100,794,198 8,764,713 910,853
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $16,214 $112,763,362 $(99,438,315) — — 13,341,262 13,341,261 28,274
Templeton Developing Markets
Trust, Class R6 ............ $— $16,992,791 $(6,250,768) (585,701) 928,849 11,085,171 510,602 —
Templeton Foreign Fund, Class R6 $18,827,976 $3,730,946 $(2,564,192) (229,549) (2,832,348) 16,932,833 2,850,645 —

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Franklin Conservative Allocation Fund (continued)
Templeton Global Total Return
Fund, Class R6 ............ $55,538,436 $2,501,535 $(40,897,127) $ (5,290,912) $ 372,118 $ 12,224,050 1,219,965 $ 1,488,362
Total Non-Controlled Affiliates $1,062,086,390 $391,016,617 $(444,796,973) $ (7,958,174) $ 29,978,022 $1,030,325,882 $ 15,567,691
Total Affiliated Securities .... $1,062,086,390 $453,323,838 $(444,796,973) $(7,958,174) $29,738,619 $1,092,393,700 $15,828,925
Franklin Corefolio Allocation Fund
Non-Controlled Affiliates
Dividends
Franklin Growth Fund, Class R6 . $214,690,054 $— $(28,967,476) 13,656,183 15,392,143 214,770,904 1,648,280 —
Franklin Growth Opportunities
Fund, Class R6 ............ $207,896,880 $— $(43,600,667) 7,892,579 45,039,235 217,228,026 3,837,951 —
Franklin Mutual Shares Fund, Class
R6 ..................... $214,131,158 $25,362,912 $(2,515,998) (798,642) (36,330,342) 199,849,088 8,913,875 —
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $184 $18,879,050 $(18,727,599) — — 151,635 151,635 947
Templeton Growth Fund, Inc., Class
R6 ..................... $213,524,625 $9,081,863 $(327,118) (199,425) (17,411,433) 204,668,512 9,925,728 —
Total Non-Controlled Affiliates $850,242,901 $53,323,825 $(94,138,858) 20,550,695 6,689,603 $836,668,165 947
Total Affiliated Securities .... $850,242,901 $53,323,825 $(94,138,858) $20,550,695 $6,689,603 $836,668,165 $947
Franklin Founding Funds Allocation Fund
Non-Controlled Affiliates
Dividends
Franklin Income Fund, Class R6 . $1,280,803,963 $47,795,746 $(181,826,546) (20,351,684) (123,130,967) 1,003,290,512 484,681,407 47,795,747
Franklin Mutual Shares Fund, Class
R6 ..................... $1,292,229,850 $11,386,297 $(67,947,038) 2,954,084 (237,114,740) 1,001,508,453 44,670,315 —
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $152 $29,629,577 $(29,629,729) — — —
a
618
Templeton Growth Fund, Inc., Class
R6 ..................... $1,288,961,776 $— $(171,298,363) (22,924,000) (94,147,200) 1,000,592,213 48,525,326 —
Total Non-Controlled Affiliates $3,861,995,741 $88,811,620 $(450,701,676) (40,321,600) (454,392,907) $3,005,391,178 47,796,365
Total Affiliated Securities .... $3,861,995,741 $88,811,620 $(450,701,676) $(40,321,600) $(454,392,907) $3,005,391,178 $47,796,365
Franklin Growth Allocation Fund
Controlled Affiliates
Dividends
Franklin Emerging Market Core
Equity (IU) Fund ........... $55,698,377 $2,366,882 $(11,128,106) (1,528,541) (1,890,144) 43,518,468 4,148,567 739,634
Franklin FTSE Europe ETF .... $21,501,637 $9,420,835 $(1,286,439) (260,825) (2,185,485) 27,189,723 1,188,362 234,757
Franklin International Core Equity
(IU) Fund ................ $96,752,117 $3,208,886 $(7,317,955) 196,425 (4,704,490) 88,134,983 8,361,953 986,697
Franklin US Core Equity (IU) Fund $182,117,237 $23,337,053 $(15,037,133) 1,381,353 14,331,967 206,130,477 17,924,389 1,766,157
Total Controlled Affiliates .... $356,069,368 $38,333,656 $(34,769,633) $ (211,588) $ 5,551,848 $364,973,651 $ 3,727,245
4. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Growth Allocation Fund (continued)
Non-Controlled Affiliates
Dividends
Franklin FTSE Japan ETF ..... $10,760,725 $4,876,782 $(1,128,117) $ (325,752) $ 251,263 $ 14,434,901 551,582 $ 112,277
Franklin Growth Fund, Class R6 . $217,731,867 $13,388,324 $(41,797,747) 11,630,383 22,377,202 223,330,029 1,713,968 —
Franklin International Growth Fund,
Class R6 ................ $41,904,280 $1,683,927 $(20,197,581) 2,480,939 1,927,676 27,799,241 1,436,653 —
Franklin Liberty High Yield
Corporate ETF ............ $6,399,714 $1,245,198 $(1,321,492) (92,643) (107,534) 6,123,243 242,035 269,439
Franklin Liberty International
Aggregate Bond ETF ........ $— $19,759,111 $(879,772) (3,999) (58,734) 18,816,606 744,475 79,143
Franklin Liberty Investment Grade
Corporate ETF ............ $— $16,842,568 $— — (252,318) 16,590,250 623,225 67,793
Franklin Liberty Short Duration U.S.
Government ETF ........... $— $16,682,190 $(26,380) 28 20,322 16,676,160 174,000 70,921
Franklin Liberty Systematic Style
Premia ETF .............. $— $7,307,313 $(91,890) (14,216) (749,809) 6,451,398 286,300 12,848
Franklin Liberty U.S. Core Bond
ETF .................... $113,394,431 $19,058,881 $(33,806,861) 95,877 4,277,880 103,020,208 3,926,075 1,890,248
Franklin Liberty U.S. Treasury Bond
ETF .................... $— $21,001,386 $(36,383) 336 (56,336) 20,909,002 828,900 75,335
Franklin LibertyQ Emerging
Markets ETF .............. $35,017,198 $— $(30,535,323) (1,230,256) (3,251,619) —
a
—
Franklin LibertyQ U.S. Equity ETF $202,717,399 $17,981,672 $(86,215,788) 1,266,709 (8,889,409) 126,860,583 3,649,614 2,350,648
Franklin Low Duration Total Return
Fund, Class R6 ............ $42,170,338 $1,437,268 $(23,685,837) (1,052,248) (27,871) 18,841,650 1,960,630 607,715
Franklin Rising Dividends Fund,
Class R6 ................ $109,395,743 $7,240,846 $(10,354,191) 587,869 4,848,274 111,718,541 1,547,134 715,135
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $18,251 $105,322,699 $(97,363,379) — — 7,977,571 7,977,571 25,266
Templeton Developing Markets
Trust, Class R6 ............ $— $34,203,935 $(6,952,181) (736,266) 2,543,987 29,059,475 1,338,529 —
Templeton Foreign Fund, Class R6 $43,338,229 $6,189,001 $(3,708,802) (133,658) (6,663,899) 39,020,871 6,569,170 —
Templeton Global Total Return
Fund, Class R6 ............ $19,141,122 $2,924,486 $(7,337,460) (598,063) (1,089,231) 13,040,854 1,301,482 534,069
Total Non-Controlled Affiliates $841,989,297 $297,145,587 $(365,439,184) 11,875,040 15,099,844 $800,670,583 6,810,837
Total Affiliated Securities .... $1,198,058,665 $335,479,243 $(400,208,817) $11,663,452 $20,651,692 $1,165,644,234 $10,538,082
Franklin LifeSmart™ Retirement Income Fund
Non-Controlled Affiliates
Dividends
Franklin Income Fund, Class R6 . $10,341,156 $1,922,604 $(480,100) (10,343) (1,087,579) 10,685,738 5,162,192 447,217
Franklin International Growth Fund,
Class R6 ................ $— $1,364,699 $— — 19,480 1,384,179 71,534 —
4. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin LifeSmart™ Retirement Income Fund (continued)
Franklin Liberty High Yield
Corporate ETF ............ $— $1,065,916 $— $ — $ (19,170) $ 1,046,746 41,375 $ 7,493
Franklin Liberty International
Aggregate Bond ETF ........ $— $1,077,060 $— — (3,504) 1,073,556 42,475 1,798
Franklin Liberty Investment Grade
Corporate ETF ............ $— $4,868,215 $— — (81,940) 4,786,276 179,800 21,950
Franklin Liberty U.S. Core Bond
ETF .................... $10,153,406 $2,001,719 $(1,089,912) 183 431,949 11,497,345 438,161 197,897
Franklin Liberty U.S. Treasury Bond
ETF .................... $— $3,639,476 $(681,441) (921) (8,312) 2,948,802 116,900 16,002
Franklin LibertyQ U.S. Equity ETF $5,190,696 $1,563,673 $(3,367,274) (35,720) (121,579) 3,229,795 92,917 53,685
Franklin US Core Equity (IU) Fund $— $2,515,039 $— — 322,368 2,837,408 246,731 15,039
Franklin US Government Securities
Fund, Class R6 ............ $10,217,615 $1,073,017 $(7,451,418) 196,314 (21,506) 4,014,022 655,886 179,935
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $870,194 $14,661,503 $(14,370,122) — — 1,161,575 1,161,575 1,845
Templeton Developing Markets
Trust, Class R6 ............ $— $214,070 $— — 991 215,061 9,906 —
Templeton Foreign Fund, Class R6 $— $428,141 $— — (4,281) 423,859 71,357 —
Total Non-Controlled Affiliates $36,773,067 $36,395,132 $(27,440,267) 149,513 (573,083) $45,304,362 942,861
Total Affiliated Securities .... $36,773,067 $36,395,132 $(27,440,267) $149,513 $(573,083) $45,304,362 $942,861
Franklin LifeSmart™ 2020 Retirement Target Fund
Non-Controlled Affiliates
Dividends
Franklin Emerging Market Core
Equity (IU) Fund ........... $1,235,597 $374,017 $(589,270) (110,001) (27,386) 882,957 84,171 16,123
Franklin FTSE Europe ETF .... $481,694 $428,548 $(220,326) (58,079) (23,299) 608,539 26,597 4,413
Franklin FTSE Japan ETF ..... $233,206 $192,504 $(101,908) (17,245) 8,634 315,191 12,044 1,988
Franklin Growth Fund, Class R6 . $4,136,520 $1,350,709 $(1,495,509) 202,777 314,178 4,508,676 34,602 —
Franklin International Core Equity
(IU) Fund ................ $2,199,303 $616,493 $(650,386) (88,055) (94,125) 1,983,231 188,162 21,055
Franklin International Growth Fund,
Class R6 ................ $948,429 $187,827 $(567,406) 24,228 33,493 626,571 32,381 —
Franklin Liberty High Yield
Corporate ETF ............ $555,914 $182,718 $(178,836) (1,771) (3,243) 554,782 21,929 20,136
Franklin Liberty International
Aggregate Bond ETF ........ $— $1,733,381 $(205,654) 96 (5,637) 1,522,187 60,225 4,387
Franklin Liberty Investment Grade
Corporate ETF ............ $— $1,526,666 $— — (23,967) 1,502,699 56,450 —
Franklin Liberty Short Duration U.S.
Government ETF ........... $— $1,648,077 $(141,334) 362 2,375 1,509,480 15,750 3,271
Franklin Liberty Systematic Style
Premia ETF .............. $— $232,056 $— — (24,183) 207,873 9,225 414
4. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin LifeSmart™ 2020 Retirement Target Fund (continued)
Franklin Liberty U.S. Core Bond
ETF .................... $9,127,756 $2,949,858 $(3,150,669) $ 13,738 $ 362,551 $ 9,303,235 354,544 $ 129,249
Franklin Liberty U.S. Treasury Bond
ETF .................... $— $2,101,599 $(201,064) 1,857 (7,995) 1,894,398 75,100 2,142
Franklin LibertyQ U.S. Equity ETF $3,843,792 $1,048,829 $(2,189,976) (38,522) (167,937) 2,496,185 71,812 21,726
Franklin Low Duration Total Return
Fund, Class R6 ............ $3,679,911 $125,729 $(2,083,068) (35,020) (7,548) 1,680,005 174,818 55,063
Franklin Rising Dividends Fund,
Class R6 ................ $2,066,897 $680,725 $(596,971) 13,420 43,441 2,207,511 30,571 12,672
Franklin US Core Equity (IU) Fund $3,553,150 $1,147,631 $(834,963) (12,778) 234,126 4,087,166 355,406 30,037
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $272,558 $8,477,083 $(8,346,047) — — 403,594 403,594 1,026
Templeton Developing Markets
Trust, Class R6 ............ $— $1,033,565 $(413,261) (81,681) 48,023 586,646 27,022 —
Templeton Foreign Fund, Class R6 $944,789 $408,488 $(296,924) (84,930) (101,078) 870,345 146,523 —
Templeton Global Total Return
Fund, Class R6 ............ $1,624,246 $145,107 $(1,174,185) (106,513) (67,723) 420,932 42,009 40,962
Total Non-Controlled Affiliates $34,903,762 $26,591,610 $(23,437,757) (378,117) 492,700 $38,172,203 364,664
Total Affiliated Securities .... $34,903,762 $26,591,610 $(23,437,757) $(378,117) $492,700 $38,172,203 $364,664
Franklin LifeSmart™ 2025 Retirement Target Fund
Non-Controlled Affiliates
Dividends
Franklin Emerging Market Core
Equity (IU) Fund ........... $4,520,225 $1,191,389 $(1,533,675) (282,117) (99,036) 3,796,786 361,943 67,473
Franklin FTSE Europe ETF .... $1,695,209 $1,470,646 $(668,490) (176,409) (129,144) 2,191,812 95,796 17,030
Franklin FTSE Japan ETF ..... $820,404 $751,463 $(379,761) (58,514) 29,795 1,163,387 44,455 7,947
Franklin Growth Fund, Class R6 . $15,490,253 $4,317,451 $(5,428,121) 691,086 1,203,499 16,274,169 124,898 —
Franklin International Core Equity
(IU) Fund ................ $7,730,338 $2,142,742 $(1,976,781) (307,471) (337,187) 7,251,640 688,011 80,584
Franklin International Growth Fund,
Class R6 ................ $3,473,014 $522,610 $(1,935,131) 100,504 133,474 2,294,471 118,577 —
Franklin Liberty High Yield
Corporate ETF ............ $1,314,947 $572,596 $(510,123) (11,051) 2,965 1,369,334 54,126 65,159
Franklin Liberty International
Aggregate Bond ETF ........ $— $4,308,719 $(761,916) (43) (11,420) 3,535,341 139,875 16,911
Franklin Liberty Investment Grade
Corporate ETF ............ $— $3,765,220 $— — (55,058) 3,710,163 139,375 14,803
Franklin Liberty Short Duration U.S.
Government ETF ........... $— $4,180,540 $(459,953) 1,332 6,258 3,728,176 38,900 8,678
Franklin Liberty Systematic Style
Premia ETF .............. $— $722,514 $— — (78,050) 644,464 28,600 1,341
Franklin Liberty U.S. Core Bond
ETF .................... $22,419,105 $11,450,353 $(11,641,453) 116,562 911,971 23,256,538 886,301 446,426
4. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin LifeSmart™ 2025 Retirement Target Fund (continued)
Franklin Liberty U.S. Treasury Bond
ETF .................... $— $5,370,258 $(682,927) $ 6,256 $ (17,502) $ 4,676,084 185,375 $ 19,727
Franklin LibertyQ U.S. Equity ETF $14,316,509 $3,623,878 $(7,812,840) (149,681) (706,643) 9,271,222 266,721 163,056
Franklin Low Duration Total Return
Fund, Class R6 ............ $8,795,133 $984,188 $(5,443,786) (161,042) 40,028 4,214,521 438,556 143,314
Franklin Rising Dividends Fund,
Class R6 ................ $7,727,333 $2,168,133 $(1,903,710) 179,216 (5,336) 8,165,636 113,082 49,329
Franklin US Core Equity (IU) Fund $12,862,146 $3,840,121 $(2,842,210) (133,219) 943,138 14,669,976 1,275,650 117,215
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $1,981 $19,929,351 $(18,373,919) — — 1,557,413 1,557,413 3,561
Templeton Developing Markets
Trust, Class R6 ............ $— $3,768,423 $(1,110,892) (217,151) 192,410 2,632,791 121,271 —
Templeton Foreign Fund, Class R6 $3,424,502 $1,438,731 $(958,016) (244,988) (428,008) 3,232,221 544,145 —
Templeton Global Total Return
Fund, Class R6 ............ $3,958,203 $431,502 $(2,661,590) (247,107) (177,857) 1,303,151 130,055 103,427
Total Non-Controlled Affiliates $108,549,302 $76,950,828 $(67,085,294) (893,837) 1,418,297 $118,939,296 1,325,981
Total Affiliated Securities .... $108,549,302 $76,950,828 $(67,085,294) $(893,837) $1,418,297 $118,939,296 $1,325,981
Franklin LifeSmart™ 2030 Retirement Target Fund
Non-Controlled Affiliates
Dividends
Franklin Emerging Market Core
Equity (IU) Fund ........... $2,399,088 $779,103 $(558,106) (115,788) (49,128) 2,455,169 234,048 39,550
Franklin FTSE Europe ETF .... $909,126 $872,297 $(334,583) (91,535) (68,168) 1,287,137 56,256 9,347
Franklin FTSE Japan ETF ..... $459,325 $415,249 $(219,193) (30,681) 18,271 642,971 24,569 4,409
Franklin Growth Fund, Class R6 . $8,511,403 $2,552,598 $(2,667,340) 104,528 1,021,150 9,522,339 73,080 —
Franklin International Core Equity
(IU) Fund ................ $4,146,561 $1,498,031 $(1,101,798) (192,899) (165,671) 4,184,224 396,985 44,805
Franklin International Growth Fund,
Class R6 ................ $1,862,871 $257,197 $(938,240) 40,318 94,344 1,316,490 68,036 —
Franklin Liberty High Yield
Corporate ETF ............ $454,394 $238,307 $(197,108) (5,085) 6,896 497,404 19,661 22,795
Franklin Liberty International
Aggregate Bond ETF ........ $— $1,641,209 $(514,875) (86) (2,572) 1,123,676 44,458 6,024
Franklin Liberty Investment Grade
Corporate ETF ............ $— $1,369,479 $(60,839) (925) (19,467) 1,288,248 48,394 5,363
Franklin Liberty Short Duration U.S.
Government ETF ........... $— $1,568,954 $(279,689) 410 2,344 1,292,019 13,481 5,967
Franklin Liberty Systematic Style
Premia ETF .............. $— $362,971 $— — (36,796) 326,175 14,475 627
Franklin Liberty U.S. Core Bond
ETF .................... $7,599,279 $6,091,216 $(5,999,795) 48,329 308,831 8,047,861 306,702 159,533
Franklin Liberty U.S. Treasury Bond
ETF .................... $— $1,997,759 $(385,992) 2,127 (4,766) 1,609,128 63,791 6,805
4. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin LifeSmart™ 2030 Retirement Target Fund (continued)
Franklin LibertyQ U.S. Equity ETF $7,938,636 $2,024,324 $(4,164,795) $ (144,582) $ (316,081) $ 5,337,502 153,553 $ 94,660
Franklin Low Duration Total Return
Fund, Class R6 ............ $3,046,531 $794,637 $(2,359,559) (55,483) 26,362 1,452,488 151,143 50,020
Franklin Rising Dividends Fund,
Class R6 ................ $4,255,533 $1,333,014 $(1,005,667) (56,242) 175,110 4,701,748 65,112 28,065
Franklin US Core Equity (IU) Fund $7,042,457 $2,606,311 $(1,360,575) (115,180) 563,650 8,736,663 759,710 67,455
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $687,164 $14,375,745 $(14,845,846) — — 217,063 217,063 2,155
Templeton Developing Markets
Trust, Class R6 ............ $— $2,040,772 $(406,385) (80,780) 111,354 1,664,961 76,691 —
Templeton Foreign Fund, Class R6 $1,836,950 $392,913 $— (141,775) (240,682) 1,847,406 311,011 —
Templeton Global Total Return
Fund, Class R6 ............ $1,279,699 $270,494 $(799,039) (61,284) (63,599) 626,271 62,502 38,112
Total Non-Controlled Affiliates $52,429,017 $43,482,580 $(38,199,424) (896,613) 1,361,382 $58,176,943 585,692
Total Affiliated Securities .... $52,429,017 $43,482,580 $(38,199,424) $(896,613) $1,361,382 $58,176,943 $585,692
Franklin LifeSmart™ 2035 Retirement Target Fund
Non-Controlled Affiliates
Dividends
Franklin Emerging Market Core
Equity (IU) Fund ........... $5,841,353 $1,196,352 $(306,107) (52,155) (164,465) 6,514,976 621,065 99,411
Franklin FTSE Europe ETF .... $2,174,909 $1,480,465 $(449,116) (111,816) (210,830) 2,883,612 126,032 24,564
Franklin FTSE Japan ETF ..... $1,052,721 $760,637 $(265,335) (43,135) 25,847 1,530,736 58,492 11,459
Franklin Growth Fund, Class R6 . $20,506,241 $1,921,357 $(4,422,822) 625,624 2,293,210 20,923,610 160,580 —
Franklin International Core Equity
(IU) Fund ................ $9,919,205 $1,483,883 $(1,407,076) (243,864) (399,899) 9,352,249 887,310 107,490
Franklin International Growth Fund,
Class R6 ................ $4,457,050 $191,709 $(2,100,501) 175,878 224,744 2,948,880 152,397 —
Franklin Liberty High Yield
Corporate ETF ............ $694,303 $222,419 $(199,532) (6,773) (2,627) 707,790 27,977 31,803
Franklin Liberty International
Aggregate Bond ETF ........ $— $2,317,801 $(292,010) 169 (7,119) 2,018,841 79,875 9,167
Franklin Liberty Investment Grade
Corporate ETF ............ $— $1,947,243 $— — (29,937) 1,917,305 72,025 8,038
Franklin Liberty Short Duration U.S.
Government ETF ........... $— $2,030,803 $(107,806) 204 3,183 1,926,384 20,100 8,103
Franklin Liberty Systematic Style
Premia ETF .............. $— $740,229 $— — (77,739) 662,491 29,400 1,331
Franklin Liberty U.S. Core Bond
ETF .................... $11,589,828 $6,028,789 $(6,222,594) 45,497 453,466 11,894,986 453,315 217,239
Franklin Liberty U.S. Treasury Bond
ETF .................... $— $2,586,704 $(162,778) 1,515 (8,256) 2,417,186 95,825 9,694
Franklin LibertyQ U.S. Equity ETF $19,129,698 $2,199,774 $(8,527,421) (129,244) (767,471) 11,905,335 342,501 218,829
4. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin LifeSmart™ 2035 Retirement Target Fund (continued)
Franklin Low Duration Total Return
Fund, Class R6 ............ $4,689,585 $458,276 $(2,898,235) $ (75,559) $ 4,390 $ 2,178,457 226,686 $ 71,770
Franklin Rising Dividends Fund,
Class R6 ................ $10,199,784 $1,089,865 $(1,192,029) (49,293) 422,866 10,471,193 145,010 67,379
Franklin US Core Equity (IU) Fund $17,214,672 $3,415,276 $(2,700,866) (89,429) 1,379,264 19,218,918 1,671,210 162,869
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $1,866 $17,519,488 $(16,205,234) — — 1,316,119 1,316,119 3,933
Templeton Developing Markets
Trust, Class R6 ............ $— $4,502,570 $(354,374) (38,371) 310,800 4,420,624 203,622 —
Templeton Foreign Fund, Class R6 $4,394,327 $1,167,143 $(613,446) (171,413) (638,227) 4,138,384 696,698 —
Templeton Global Total Return
Fund, Class R6 ............ $1,924,420 $236,865 $(644,770) (33,559) (143,122) 1,339,834 133,716 57,791
Total Non-Controlled Affiliates $113,789,962 $53,497,648 $(49,072,052) (195,724) 2,668,078 $120,687,910 1,110,870
Total Affiliated Securities .... $113,789,962 $53,497,648 $(49,072,052) $(195,724) $2,668,078 $120,687,910 $1,110,870
Franklin LifeSmart™ 2040 Retirement Target Fund
Non-Controlled Affiliates
Dividends
Franklin Emerging Market Core
Equity (IU) Fund ........... $2,391,108 $632,067 $(112,590) (6,420) (51,690) 2,852,475 271,923 42,312
Franklin FTSE Europe ETF .... $893,395 $636,199 $(84,383) (14,782) (95,335) 1,335,094 58,352 11,328
Franklin FTSE Japan ETF ..... $431,998 $368,807 $(95,063) (13,290) 16,650 709,102 27,096 5,244
Franklin Growth Fund, Class R6 . $8,663,276 $738,656 $(1,208,211) 92,974 1,261,863 9,548,558 73,281 —
Franklin International Core Equity
(IU) Fund ................ $4,075,168 $735,764 $(221,861) (31,665) (169,516) 4,387,890 416,308 46,926
Franklin International Growth Fund,
Class R6 ................ $1,811,218 $136,807 $(767,780) 71,654 134,919 1,386,818 71,670 —
Franklin Liberty High Yield
Corporate ETF ............ $172,928 $53,935 $(41,688) (2,466) (1,695) 181,014 7,155 7,451
Franklin Liberty Investment Grade
Corporate ETF ............ $— $498,254 $— — (7,780) 490,474 18,425 2,088
Franklin Liberty Short Duration U.S.
Government ETF ........... $— $492,877 $(2,399) 3 699 491,180 5,125 1,941
Franklin Liberty Systematic Style
Premia ETF .............. $— $295,181 $— — (29,847) 265,334 11,775 508
Franklin Liberty U.S. Core Bond
ETF .................... $3,042,427 $1,462,463 $(1,534,113) 3,451 109,576 3,083,804 117,523 50,874
Franklin Liberty U.S. Treasury Bond
ETF .................... $— $622,620 $(2,558) 2 (2,051) 618,012 24,500 2,358
Franklin LibertyQ Emerging
Markets ETF .............. $1,596,720 $38,288 $(1,425,469) (69,408) (140,131) —
a
—
Franklin LibertyQ U.S. Equity ETF $8,091,613 $831,403 $(3,237,744) (45,098) (255,920) 5,384,254 154,898 95,795
Franklin Low Duration Total Return
Fund, Class R6 ............ $1,215,264 $119,434 $(754,456) (21,912) (899) 557,431 58,005 17,169
4. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin LifeSmart™ 2040 Retirement Target Fund (continued)
Franklin Rising Dividends Fund,
Class R6 ................ $4,338,643 $463,167 $(305,496) $ 688 $ 219,197 $ 4,716,199 65,312 $ 29,128
Franklin US Core Equity (IU) Fund $7,192,094 $1,512,285 $(601,883) 14,753 625,924 8,743,173 760,276 71,278
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $800,528 $7,932,491 $(8,201,333) — — 531,686 531,686 1,589
Templeton Developing Markets
Trust, Class R6 ............ $— $1,962,738 $(228,194) (14,222) 155,017 1,875,339 86,381 —
Templeton Foreign Fund, Class R6 $1,826,881 $535,810 $(127,534) (28,551) (289,878) 1,916,728 322,681 —
Total Non-Controlled Affiliates $46,543,261 $20,069,246 $(18,952,755) (64,289) 1,479,103 $49,074,565 385,990
Total Affiliated Securities .... $46,543,261 $20,069,246 $(18,952,755) $(64,289) $1,479,103 $49,074,565 $385,990
Franklin LifeSmart™ 2045 Retirement Target Fund
Non-Controlled Affiliates
Dividends
Franklin Emerging Market Core
Equity (IU) Fund ........... $4,842,006 $807,049 $(179,383) (4,293) (127,518) 5,337,861 508,852 82,745
Franklin FTSE Europe ETF .... $1,754,471 $1,073,756 $(198,428) (39,488) (193,539) 2,396,771 104,754 20,333
Franklin FTSE Japan ETF ..... $849,169 $564,610 $(132,725) (23,976) 15,255 1,272,333 48,618 9,638
Franklin Growth Fund, Class R6 . $17,291,424 $410,977 $(2,793,397) 305,290 2,223,586 17,437,879 133,829 —
Franklin International Core Equity
(IU) Fund ................ $8,000,985 $834,632 $(647,084) (101,110) (353,986) 7,733,437 733,723 86,566
Franklin International Growth Fund,
Class R6 ................ $3,595,852 $112,205 $(1,615,943) 164,685 194,258 2,451,057 126,670 —
Franklin Liberty Systematic Style
Premia ETF .............. $— $517,824 $— — (54,193) 463,631 20,575 927
Franklin Liberty U.S. Core Bond
ETF .................... $2,945,554 $1,259,224 $(1,842,292) 8,944 81,249 2,452,679 93,471 39,114
Franklin LibertyQ Emerging
Markets ETF .............. $3,264,356 $— $(2,846,549) (133,903) (283,904) —
a
—
Franklin LibertyQ U.S. Equity ETF $16,145,786 $1,060,516 $(6,531,895) (151,172) (583,891) 9,939,344 285,942 182,867
Franklin Rising Dividends Fund,
Class R6 ................ $8,659,213 $345,514 $(602,320) 4,696 347,560 8,754,663 121,239 55,544
Franklin US Core Equity (IU) Fund $14,357,868 $1,779,956 $(1,131,345) 50,118 1,107,359 16,163,956 1,405,561 135,787
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $648,227 $10,289,085 $(10,053,383) — — 883,929 883,929 2,312
Templeton Developing Markets
Trust, Class R6 ............ $— $3,767,909 $(409,969) (9,646) 292,213 3,640,507 167,688 —
4. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin LifeSmart™ 2045 Retirement Target Fund (continued)
Templeton Foreign Fund, Class R6 $3,544,825 $784,946 $(276,080) $ (74,329) $ (539,581) $ 3,439,781 579,088 $ —
Total Non-Controlled Affiliates $85,899,736 $23,608,203 $(29,260,793) (4,184) 2,124,868 $82,367,828 615,833
Total Affiliated Securities .... $85,899,736 $23,608,203 $(29,260,793) $(4,184) $2,124,868 $82,367,828 $615,833
Franklin LifeSmart™ 2050 Retirement Target Fund
Non-Controlled Affiliates
Dividends
Franklin Emerging Market Core
Equity (IU) Fund ........... $2,269,867 $556,950 $(52,211) (6,314) (48,135) 2,720,157 259,310 40,695
Franklin FTSE Europe ETF .... $839,386 $646,338 $(59,567) (14,844) (75,121) 1,336,192 58,400 11,031
Franklin FTSE Japan ETF ..... $406,266 $349,470 $(52,812) (10,771) 16,766 708,919 27,089 5,147
Franklin Growth Fund, Class R6 . $8,283,790 $762,262 $(1,130,790) 32,973 1,252,035 9,200,270 70,608 —
Franklin International Core Equity
(IU) Fund ................ $3,829,422 $847,978 $(235,799) (43,577) (146,260) 4,251,764 403,393 44,613
Franklin International Growth Fund,
Class R6 ................ $1,721,122 $105,731 $(665,550) 76,440 128,669 1,366,412 70,616 —
Franklin Liberty Systematic Style
Premia ETF .............. $— $265,411 $— — (25,990) 239,421 10,625 441
Franklin Liberty U.S. Core Bond
ETF .................... $1,143,020 $518,375 $(846,485) 6,945 25,513 847,368 32,293 13,373
Franklin LibertyQ Emerging
Markets ETF .............. $1,544,628 $25,526 $(1,369,006) (67,528) (133,620) —
a
—
Franklin LibertyQ U.S. Equity ETF $7,704,693 $994,638 $(3,188,351) (71,037) (235,780) 5,204,163 149,717 92,453
Franklin Rising Dividends Fund,
Class R6 ................ $4,143,530 $392,872 $(182,125) (3,098) 207,389 4,558,568 63,129 27,588
Franklin US Core Equity (IU) Fund $6,865,361 $1,302,048 $(357,903) (14,549) 602,873 8,397,830 730,246 67,575
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $508,225 $6,704,389 $(6,745,258) — — 467,356 467,356 1,310
Templeton Developing Markets
Trust, Class R6 ............ $— $1,915,149 $(154,354) (8,139) 148,926 1,901,582 87,590 —
Templeton Foreign Fund, Class R6 $1,696,698 $555,398 $(39,537) (5,702) (289,299) 1,917,558 322,821 —
Total Non-Controlled Affiliates $40,956,008 $15,942,535 $(15,079,748) (129,201) 1,427,966 $43,117,560 304,226
Total Affiliated Securities .... $40,956,008 $15,942,535 $(15,079,748) $(129,201) $1,427,966 $43,117,560 $304,226
Franklin LifeSmart™ 2055 Retirement Target Fund
Non-Controlled Affiliates
Dividends
Franklin Emerging Market Core
Equity (IU) Fund ........... $1,036,424 $418,028 $— — (4,009) 1,450,443 138,269 21,005
Franklin FTSE Europe ETF .... $388,396 $378,091 $(23,022) (4,256) (29,746) 709,463 31,008 5,868
Franklin FTSE Japan ETF ..... $195,314 $194,667 $(20,426) (3,762) 11,055 376,848 14,400 2,665
Franklin Growth Fund, Class R6 . $3,798,188 $920,235 $(496,644) (1,316) 715,379 4,935,843 37,881 —
4. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin LifeSmart™ 2055 Retirement Target Fund (continued)
Franklin International Core Equity
(IU) Fund ................ $1,747,933 $639,883 $(54,241) $ (9,614) $ (56,972) $ 2,266,989 215,084 $ 23,038
Franklin International Growth Fund,
Class R6 ................ $780,860 $144,004 $(308,396) 24,413 89,332 730,213 37,737 —
Franklin Liberty Systematic Style
Premia ETF .............. $— $139,827 $— — (12,512) 127,316 5,650 209
Franklin Liberty U.S. Core Bond
ETF .................... $539,834 $281,718 $(387,678) 3,362 12,544 449,780 17,141 30,991
Franklin LibertyQ Emerging
Markets ETF .............. $709,395 $18,769 $(634,832) (50,002) (43,330) —
a
—
Franklin LibertyQ U.S. Equity ETF $3,540,393 $961,870 $(1,605,226) (72,312) (32,628) 2,792,097 80,325 47,804
Franklin Rising Dividends Fund,
Class R6 ................ $1,898,474 $532,490 $(111,490) (8,413) 143,108 2,454,169 33,987 14,205
Franklin US Core Equity (IU) Fund $3,161,422 $1,201,139 $(154,400) (13,247) 359,751 4,554,665 396,058 35,099
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $396,974 $5,346,562 $(5,404,625) — — 338,911 338,911 767
Templeton Developing Markets
Trust, Class R6 ............ $— $1,038,790 $(95,635) (7,608) 86,334 1,021,881 47,070 —
Templeton Foreign Fund, Class R6 $779,392 $431,260 $(48,015) (9,299) (124,746) 1,028,592 173,164 —
Total Non-Controlled Affiliates $18,972,999 $12,647,333 $(9,344,630) (152,054) 1,113,560 $23,237,210 181,651
Total Affiliated Securities .... $18,972,999 $12,647,333 $(9,344,630) $(152,054) $1,113,560 $23,237,210 $181,651
Franklin Moderate Allocation Fund
Controlled Affiliates
Dividends
Franklin Emerging Market Core
Equity (IU) Fund ........... $63,064,506 $2,994,325 $(18,689,252) (2,567,716) (2,018,353) 42,783,509 4,078,504 784,407
Franklin Liberty International
Aggregate Bond ETF ........ $— $62,868,548 $(1,138,457) (5,434) (216,049) 61,508,608 2,433,575 261,532
Franklin US Core Equity (IU) Fund $207,136,477 $32,377,807 $(25,209,319) 2,449,568 16,941,222 233,695,755 20,321,370 2,058,540
Total Controlled Affiliates .... $270,200,983 $98,240,680 $(45,037,028) (123,582) 14,706,820 $337,987,872 3,104,479
Non-Controlled Affiliates
Dividends
Franklin FTSE Europe ETF .... $23,110,997 $11,889,189 $(3,712,802) (831,614) (2,061,210) 28,394,560 1,241,021 250,514
Franklin FTSE Japan ETF ..... $11,234,092 $5,882,633 $(1,907,119) (503,618) 369,214 15,075,202 576,049 121,620
Franklin Growth Fund, Class R6 . $245,225,738 $28,471,617 $(58,232,127) 16,036,844 24,086,636 255,588,708 1,961,540 —
Franklin International Core Equity
(IU) Fund ................ $109,600,441 $6,221,061 $(18,548,998) (170,754) (5,276,532) 91,825,218 8,712,070 1,090,297
Franklin International Growth Fund,
Class R6 ................ $46,471,153 $2,607,781 $(24,612,304) 2,823,265 1,738,822 29,028,717 1,500,192 —
Franklin Liberty High Yield
Corporate ETF ............ $19,730,336 $2,798,847 $(2,569,596) (186,716) (484,256) 19,288,615 762,426 866,290
4. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
5. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2020, in valuing the Funds’ assets carried at fair value, is as follows:
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Moderate Allocation Fund (continued)
Franklin Liberty Investment Grade
Corporate ETF ............ $— $52,974,799 $— $ — $ (714,415) $ 52,260,384 1,963,200 $ 192,531
Franklin Liberty Short Duration U.S.
Government ETF ........... $— $52,466,461 $— — 63,443 52,529,904 548,100 222,545
Franklin Liberty Systematic Style
Premia ETF .............. $— $10,662,793 $(24,356) (3,768) (1,141,221) 9,493,448 421,300 19,611
Franklin Liberty U.S. Core Bond
ETF .................... $383,295,216 $38,546,883 $(113,489,501) 84,266 14,504,012 322,940,875 12,307,198 6,375,748
Franklin Liberty U.S. Treasury Bond
ETF .................... $— $66,041,650 $— — (177,283) 65,864,367 2,611,075 235,545
Franklin LibertyQ U.S. Equity ETF $230,567,515 $34,921,973 $(112,142,623) 2,035,325 (10,127,797) 145,254,393 4,178,780 2,705,762
Franklin Low Duration Total Return
Fund, Class R6 ............ $130,010,994 $3,690,947 $(71,139,629) (3,293,757) 82,463 59,351,018 6,175,964 1,944,199
Franklin Rising Dividends Fund,
Class R6 ................ $122,670,489 $17,648,207 $(18,828,860) 1,677,614 5,139,295 128,306,745 1,776,856 834,205
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $26,056 $174,471,247 $(161,745,394) — — 12,751,909 12,751,909 37,574
Templeton Developing Markets
Trust, Class R6 ............ $— $39,150,450 $(12,560,410) (1,139,318) 2,441,009 27,891,731 1,284,741 —
Templeton Foreign Fund, Class R6 $47,143,784 $6,639,212 $(5,328,655) (549,886) (7,161,535) 40,742,920 6,859,077 —
Templeton Global Total Return
Fund, Class R6 ............ $58,962,107 $3,783,230 $(38,423,570) (4,768,338) (369,143) 19,184,285 1,914,599 1,604,022
Total Non-Controlled Affiliates $1,428,048,918 $558,868,980 $(643,265,944) 11,209,545 20,911,502 $1,375,772,999 16,500,463
Total Affiliated Securities .... $1,698,249,901 $657,109,660 $(688,302,972) $11,085,963 $35,618,322 $1,713,760,871 $19,604,942
a
As of September 30, 2020, no longer held by the fund.
4. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Conservative Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 1,198,105,264 $ — $ — $ 1,198,105,264
Short Term Investments ................... 13,341,262 911,705 — 14,252,967
Total Investments in Securities ........... $1,211,446,526 $911,705 $— $1,212,358,231
Franklin Corefolio Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 836,516,530 — — 836,516,530
Short Term Investments ................... 151,635 — — 151,635
Total Investments in Securities ........... $836,668,165 $— $— $836,668,165
Franklin Founding Funds Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 3,005,391,178 — — 3,005,391,178
Total Investments in Securities ........... $3,005,391,178 $— $— $3,005,391,178
Franklin Growth Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 1,255,012,737 — — 1,255,012,737
Short Term Investments ................... 7,977,571 839,779 — 8,817,350
Total Investments in Securities ........... $1,262,990,308 $839,779 $— $1,263,830,087
Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 47,551,919 — — 47,551,919
Index-Linked Notes ...................... — 4,846,593 — 4,846,593
Short Term Investments ................... 1,161,575 — — 1,161,575
Total Investments in Securities ........... $48,713,494 $4,846,593 $— $53,560,087
Franklin LifeSmart™ 2020 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 41,460,235 — — 41,460,235
Short Term Investments ................... 403,594 — — 403,594
Total Investments in Securities ........... $41,863,829 $— $— $41,863,829
Franklin LifeSmart™ 2025 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 128,195,832 — — 128,195,832
5. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ 2025 Retirement Target Fund (continued)
Assets:
Investments in Securities:
a
Short Term Investments ................... $ 1,557,413 $ 298,062 — $ 1,855,475
Total Investments in Securities ........... $129,753,245 $298,062 $— $130,051,307
Franklin LifeSmart™ 2030 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 62,969,558 — $ — 62,969,558
Short Term Investments ................... 217,063 303,457 — 520,520
Total Investments in Securities ........... $63,186,621 $303,457 $— $63,490,078
Franklin LifeSmart™ 2035 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 128,981,269 — — 128,981,269
Short Term Investments ................... 1,316,119 21,486 — 1,337,605
Total Investments in Securities ........... $130,297,388 $21,486 $— $130,318,874
Franklin LifeSmart™ 2040 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 52,310,758 — — 52,310,758
Short Term Investments ................... 531,686 — — 531,686
Total Investments in Securities ........... $52,842,444 $— $— $52,842,444
Franklin LifeSmart™ 2045 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 89,645,401 — — 89,645,401
Short Term Investments ................... 883,929 — — 883,929
Total Investments in Securities ........... $90,529,330 $— $— $90,529,330
Franklin LifeSmart™ 2050 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 46,518,322 — — 46,518,322
Short Term Investments ................... 467,356 24,316 — 491,672
Total Investments in Securities ........... $46,985,678 $24,316 $— $47,009,994
Franklin LifeSmart™ 2055 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 24,999,721 — — 24,999,721
Short Term Investments ................... 338,911 — — 338,911
Total Investments in Securities ........... $25,338,632 $— $— $25,338,632
5. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
6. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure, except for the following:
The Board of Trustees of the Trust recently approved a proposal to reposition the Franklin Founding Funds Allocation Fund
(Fund), subject to shareholder approval of certain matters. Among other things, the repositioning of the Fund as a directly managed allocation fund would involve entering into an investment management agreement with Franklin Advisers, Inc., changing the name of the Fund to the “Franklin Global Multi-Asset Fund” and modifying the Fund’s principal investment strategies and goals. It is expected to be completed early 2021.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ 2055 Retirement Target Fund (continued)
Assets:
Investments in Securities:
a
Short Term Investments
Franklin Moderate Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 1,861,296,000 $ — $ — $ 1,861,296,000
Short Term Investments ................... 12,751,909 1,742,130 — 14,494,039
Total Investments in Securities ........... $1,874,047,909 $1,742,130 $— $1,875,790,039
a
For detailed categories, see the accompanying Statement of Investments.
Selected Portfolio
ETF Exchange-Traded Fund
5. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.